Consolidated Statement of Changes in Shareholders' Equity (CAD) In Millions		Total CAD	Common shares [Member]	Accumulated other comprehensive loss [Member] CAD	Retained earnings [Member] CAD	Common shares and additional paid in capital [Member] CAD
Shareholders' equity, beginning balance at Dec. 31, 2011		10,680		(2,839)	9,378	4,141
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2011			884.2
Net income		2,680			2,680
Stock-based compensation and other (in shares)			6.4
Stock-based compensation and other		128				128
Number of shares repurchased through buyback programs (in shares)	[1]		(33.8)
Value of shares repurchased		(1,400)			(1,239)	(161)
Other comprehensive income (loss)		(418)		(418)
Dividends		(652)			(652)
Shareholders' equity, ending balance at Dec. 31, 2012		11,018		(3,257)	10,167	4,108
Shareholders', common share, ending balance (in shares) at Dec. 31, 2012			856.8
Net income		2,612			2,612
Stock-based compensation and other (in shares)			1.4
Stock-based compensation and other		40				40
Number of shares repurchased through buyback programs (in shares)	[1]		(27.6)
Value of shares repurchased		(1,400)			(1,267)	(133)
Other comprehensive income (loss)		1,407		1,407
Dividends		(724)			(724)
Shareholders' equity, ending balance at Dec. 31, 2013		12,953		(1,850)	10,788	4,015
Shareholders', common share, ending balance (in shares) at Dec. 31, 2013			830.6
Net income		3,167			3,167
Stock-based compensation and other (in shares)			1.2
Stock-based compensation and other		250				250
Number of shares repurchased through buyback programs (in shares)	[1]		(22.4)
Value of shares repurchased		(1,505)			(1,397)	(108)
Other comprehensive income (loss)		(577)		(577)
Dividends		(818)			(818)
Shareholders' equity, ending balance at Dec. 31, 2014		13,470		(2,427)	11,740	4,157
Shareholders', common share, ending balance (in shares) at Dec. 31, 2014			809.4

[1]	Includes common shares purchased in the first and fourth quarters of 2014, 2013 and 2012 pursuant to private agreements between the Company and arm’s-length third-party sellers.